CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY
Common shares, shares issued (in shares)	104,578,080	107,225,832	108,222,604
Common shares, shares outstanding (in shares)	104,578,080	107,225,832	108,222,604
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00